Cash Flow - Additional Information (Details) - GBP (£)		6 Months Ended		12 Months Ended
	Feb. 11, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Cash Flow [Line Items]
Percentage of net cash generated from operating activities		42.90%
Net cash generated from operating activities		£ 3,221,000,000	£ 2,254,000,000	£ 9,717,000,000
Increase in dividends received from associates		171,000,000	164,000,000
Research and development expense		150,000,000	142,000,000
Net cash used in investing activities		208,000,000	391,000,000	1,140,000,000
Purchases of property, plant, equipment and intangibles		151,000,000	175,000,000
Net cash generated in financing activities		(2,389,000,000)	(1,780,000,000)	(8,749,000,000)
Outflow due to dividend payment		2,476,000,000	2,443,000,000	£ 4,904,000,000
Value of entity's shares acquired		£ 1,256,000,000
Repurchase of ordinary shares		37,700,000
Authorised share buy-back programme amount	£ 2,000,000,000
Net inflow from borrowings		£ 2,075,000,000	1,833,000,000
Organigram Inc
Disclosure Of Cash Flow [Line Items]
Investments			130,000,000
Treasury bills		£ 174,000,000	£ 220,000,000